CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUE:
Revenue
EXPENSES:
Officers and directors compensation (including stock-based compensation of $18,433, $22,818, $109,366 and $118,136, respectively)	104,433	95,318	267,866	263,136
Professional fees	12,765	83,332	55,155	115,230
Consulting fees	8,766	881	40,016	15,326
Commitment fees incurred in connection with the New SEDA (satisfied through issuance of common stock)	300,000		300,000
Travel	38,504	16,232	53,990	24,584
Occupancy	50,790	31,601	83,208	64,820
Other general and administrative	77,891	66,473	125,229	116,893
Total Costs and Expenses	593,149	293,837	925,464	599,989
OPERATING LOSS	(593,149)	(293,837)	(925,464)	(599,989)
Interest income
Interest expense	(14,060)	(7,835)	(27,387)	(15,636)
NET LOSS	$ (607,209)	$ (301,672)	$ (952,851)	$ (615,625)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.05)	$ (0.03)	$ (0.08)	$ (0.05)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING -
BASIC AND DILUTED	12,571,175	11,671,326	12,407,690	11,221,023